Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 39,386,058	$ 35,529,976
Less: Doubtful allowance	(11,507,258)	(11,558,087)
Accounts receivable, net	$ 27,878,800	$ 23,971,889